Fair Value Measurements - Narrative (Details) - USD ($)	Jan. 03, 2026	Dec. 31, 2024
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Unfunded commitments to purchase investments	$ 0	$ 0